Needham Small Cap Growth Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 95.6%	Shares	Value
Aerospace & Defense - 1.2%
AeroVironment, Inc. (a)	1,500	$274,575
HEICO Corp.	2,500	685,500
Mercury Systems, Inc. (a)	10,000	729,100
Red Cat Holdings, Inc. (a)	30,000	392,700
		2,081,875

Automobile Components - 0.3%
Mobileye Global, Inc. (Israel) - Class A (a)	80,000	549,600

Chemicals - 3.0%
Aspen Aerogels, Inc. (a)	972,500	3,325,950
Flotek Industries, Inc. (a)	40,000	678,800
Solstice Advanced Materials, Inc.	16,000	1,218,560
		5,223,310

Communications Equipment - 10.9%
ADTRAN Holdings, Inc. (a)	930,600	11,706,948
Comtech Telecommunications Corp. (a)	52,250	173,470
Extreme Networks, Inc. (a)	45,000	678,600
Harmonic, Inc. (a)	668,000	5,998,640
KVH Industries, Inc. (a)	37,500	336,000
		18,893,658

Construction & Engineering - 3.3%
Centuri Holdings, Inc. (a)	100,000	2,921,000
Everus Construction Group, Inc. (a)	12,500	1,475,750
MasTec, Inc. (a)	2,300	740,002
Sterling Infrastructure, Inc. (a)	1,500	610,905
		5,747,657

Consumer Finance - 0.0% (b)
Figure Technology Solutions, Inc. - Class A (a)	2,429	82,465

Diversified Consumer Services - 1.7%
Matthews International Corp. - Class A	115,000	2,969,300

Electrical Equipment - 1.8%
Generac Holdings, Inc. (a)	16,100	3,144,813

Electronic Equipment, Instruments & Components - 20.7%
908 Devices, Inc. (a)	120,000	734,400
Arlo Technologies, Inc. (a)	130,000	1,849,900
Badger Meter, Inc.	30,000	4,570,500
Cognex Corp.	65,000	3,184,350
nLight, Inc. (a)	90,000	5,131,800
Rogers Corp. (a)	58,000	6,225,140
TTM Technologies, Inc. (a)	15,000	1,461,300
Unusual Machines, Inc. (a)	80,000	992,000
Vishay Intertechnology, Inc.	560,000	10,080,000
Vishay Precision Group, Inc. (a)	40,000	1,736,800
		35,966,190

Gas Utilities - 0.7%
MDU Resources Group, Inc.	60,000	1,243,200

Hotels, Restaurants & Leisure - 2.9%
Genius Sports Ltd. (Guernsey) (a)	125,000	553,750
Vail Resorts, Inc.	35,000	4,491,200
		5,044,950

IT Services - 0.9%
Akamai Technologies, Inc. (a)	6,000	689,100
Commerce.com, Inc. (a)	190,000	507,300
Unisys Corp. (a)	175,000	362,250
		1,558,650

Life Sciences Tools & Services - 3.4%
Bruker Corp.	80,000	2,889,600
CryoPort, Inc. (a)	360,000	2,980,800
		5,870,400

Machinery - 2.2%
CECO Environmental Corp. (a)	15,000	893,700
Mayville Engineering Co., Inc. (a)	20,000	359,000
Tennant Co.	37,500	2,490,000
		3,742,700

Professional Services - 1.6%
Parsons Corp. (a)	53,000	2,871,010

Real Estate Management & Development - 0.6%
CoStar Group, Inc. (a)	27,000	1,089,180

Semiconductors & Semiconductor Equipment - 26.8% (c)
Allegro MicroSystems, Inc. (a)	55,000	1,734,150
Ambarella, Inc. (a)	20,000	1,029,500
Ambiq Micro, Inc. (a)	25,000	635,250
Axcelis Technologies, Inc. (a)	42,500	3,955,900
Camtek Ltd. (Israel) (a)	5,000	758,050
CEVA, Inc. (a)	230,000	4,296,400
Cohu, Inc. (a)	130,000	3,980,600
Entegris, Inc.	2,000	234,480
FormFactor, Inc. (a)	20,000	1,939,800
Ichor Holdings Ltd. (a)	5,000	233,050
Kopin Corp. (a)	500,000	1,125,000
Marvell Technology, Inc.	18,000	1,782,900
MaxLinear, Inc. (a)	115,000	1,999,850
MKS, Inc.	10,000	2,298,100
PDF Solutions, Inc. (a)	198,400	6,489,664
Penguin Solutions, Inc. (a)	50,000	880,000
Photronics, Inc. (a)	70,000	2,828,700
Power Integrations, Inc.	25,400	1,300,480
Synaptics, Inc. (a)	37,000	2,591,480
Ultra Clean Holdings, Inc. (a)	5,000	310,900
Veeco Instruments, Inc. (a)	178,150	6,032,159
		46,436,413

Software - 9.6%
Arteris, Inc. (a)	827,500	13,604,100
Bentley Systems, Inc. - Class B	42,500	1,492,600
Cleanspark, Inc. (a)	80,000	680,800
Netskope, Inc. - Class A (a)	100,000	849,000
		16,626,500

Technology Hardware, Storage & Peripherals - 1.0%
Super Micro Computer, Inc. (a)	76,500	1,741,905

Trading Companies & Distributors - 3.0%
Transcat, Inc. (a)	70,000	5,141,500
TOTAL COMMON STOCKS (Cost $149,222,907)		166,025,276

SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS - 4.5%	Shares	Value
Dreyfus Treasury Securities Cash Management - Institutional Class, 3.53% (d)	7,737,162	7,737,162
TOTAL SHORT-TERM INVESTMENTS (Cost $7,737,162)		7,737,162

TOTAL INVESTMENTS - 100.1% (Cost $156,960,069)		173,762,438
Liabilities in Excess of Other Assets - (0.1)%		(251,530)
TOTAL NET ASSETS - 100.0%		$173,510,908

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Needham Small Cap Growth Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$166,025,276	$–	$–	$166,025,276
Short-Term Investments	7,737,162	–	–	7,737,162
Total Investments	$173,762,438	$–	$–	$173,762,438

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of March 31, 2026
(% of Investments)
United States	$171,901,038	98.9%
Israel	1,307,650	0.8
Guernsey	553,750	0.3
	$173,762,438	100.0%